Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended									0 Months Ended
	Jul. 29, 2013	Jul. 29, 2013 Subsequent events	Feb. 07, 2013 Subsequent events EVHC Term Loan Facility	Feb. 07, 2013 Subsequent events EVHC Term Loan Facility Option one	Feb. 07, 2013 Subsequent events EVHC Term Loan Facility Option one Adjusted LIBOR rate	Feb. 07, 2013 Subsequent events EVHC Term Loan Facility Option two	Feb. 07, 2013 Subsequent events EVHC Term Loan Facility Option two Overnight federal funds rate	Feb. 07, 2013 Subsequent events EVHC Term Loan Facility Option two Adjusted LIBOR rate	Feb. 27, 2013 Subsequent events EVHC ABL Facility	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option one Adjusted LIBOR rate	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability less than or equal to 33% of availability	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability less than or equal to 33% of availability Maximum	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability greater than 33% but less than or equal to 66% of availability	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability greater than 33% but less than or equal to 66% of availability Minimum	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability greater than 33% but less than or equal to 66% of availability Maximum	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability greater than 66% of availability	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability greater than 66% of availability Minimum	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option two Overnight federal funds rate	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option two Adjusted LIBOR rate	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability less than or equal to 33% of availability	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability less than or equal to 33% of availability Maximum	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability greater than 33% but less than or equal to 66% of availability	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability greater than 33% but less than or equal to 66% of availability Minimum	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability greater than 33% but less than or equal to 66% of availability Maximum	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability greater than 66% of availability	Feb. 27, 2013 Subsequent events EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability greater than 66% of availability Minimum	Jun. 13, 2013 Subsequent events CD&R
Subsequent events
Incremental borrowings			$ 150.0
Reference rate (as a percent)				1.00%		2.00%
Interest rate margin (as a percent)				3.00%		2.00%	0.50%	1.00%			2.00%		1.75%			1.50%		0.50%	1.00%	1.00%		0.75%			0.50%
Interest rate in the event of meeting specified consolidated first lien net leverage ratio (as a percent)				2.75%		1.75%
Consolidated first lien net leverage ratio				2.50		2.50
Variable interest rate basis					LIBOR			one-month LIBOR rate		LIBOR									one-month LIBOR rate
Maximum borrowing capacity									450.0
Average daily excess availability as a percentage of availability												33.00%		33.00%	66.00%		66.00%				33.00%		33.00%	66.00%		66.00%
Termination fee for consulting agreement in connection with the consummation of the IPO																											$ 20
Stock split ratio	9.3	9.3